UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: _12/31/13

Item 1. Schedule of Investments.

Franklin New York Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.8%
New York 91.9%
Albany IDA Civic Facility Revenue, St. Peter's Hospital Project, Series A, 5.75%, 11/15/22	$4,090,000	$4,410,043
Brookhaven GO, Suffolk County, Public Improvement, Series B, 3.00%,
1/15/27	3,290,000	2,975,970
1/15/28	4,420,000	3,911,346
1/15/29	4,535,000	3,933,069
East Meadow Union Free School District GO, Nassau County, Refunding, 5.00%, 8/15/20	1,400,000	1,632,610
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Series A,
5.00%, 5/01/20	8,345,000	9,426,679
5.25%, 5/01/24	16,520,000	18,403,115
Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17	1,935,000	2,210,544
Harrison GO, Westchester County, Public Improvement, Refunding,
3.00%, 12/15/18	1,020,000	1,081,190
4.00%, 12/15/20	1,110,000	1,213,385
Islip Union Free School District GO, Suffolk County, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/18	2,215,000	2,338,619
Long Island Power Authority Electric System Revenue, General,
Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,268,850
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/19	5,000,000	5,545,600
Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Student Housing Project, Series A, CIFG
Insured, 5.00%, 6/01/15	365,000	379,702
Monroe County GO, Public Improvement, Series A, Assured Guaranty,
4.50%, 6/01/20	2,855,000	3,024,873
4.75%, 6/01/23	2,860,000	2,981,722
Monroe County IDA School Facility Revenue, Rochester Schools Modernization Project, 5.00%, 5/01/26	5,000,000	5,487,500
Monroe County IDC Revenue, University of Rochester Project, Refunding, Series A, 5.00%,
7/01/25	5,445,000	6,085,441
7/01/27	6,220,000	6,768,417
MTA Revenue, Transportation,
Series A, AGMC Insured, 5.50%, 11/15/22	8,765,000	10,242,691
Series A, AGMC Insured, 5.50%, 11/15/23	10,000,000	11,591,600
Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	13,042,350
MTA Service Contract Revenue, Refunding, Series A,
5.50%, 7/01/15	5,000,000	5,387,400
5.75%, 7/01/18	1,310,000	1,567,035
Nassau County GO,
General Improvement, Series A, AGMC Insured, 4.25%, 4/01/26	10,540,000	10,683,871
General Improvement, Series C, 4.00%, 10/01/24	6,200,000	6,283,948
Series A, 4.25%, 12/01/23	5,615,000	5,829,437
Series B, 4.25%, 12/01/23	5,925,000	6,151,276
Series C, AGMC Insured, 5.00%, 7/01/17	4,000,000	4,498,160
Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Series H, AMBAC Insured, Pre-Refunded, 5.25%,
11/15/17	1,500,000	1,565,865
New York City GO,
Fiscal 2004, Refunding, Series G, 5.00%, 8/01/14	200,000	205,588
Fiscal 2006, Series C, NATL Insured, 5.00%, 8/01/16	500,000	536,465
Fiscal 2006, Series G, 5.00%, 8/01/15	325,000	348,702
Fiscal 2008, Refunding, Series A, Sub Series A-1, 5.00%, 8/01/17	500,000	568,980
Fiscal 2008, Series E, 5.00%, 8/01/19	3,000,000	3,387,900
Fiscal 2008, Series L, Sub Series L-1, 5.00%, 4/01/23	10,000,000	11,055,700
Fiscal 2012, Series D, Sub Series D-1, 5.00%, 10/01/24	5,000,000	5,551,200
New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24	2,810,000	2,941,930
New York City Health and Hospitals Corp. Revenue, Health System, Series A, 5.00%, 2/15/18	8,000,000	9,159,600
New York City IDA Civic Facility Revenue,
Institute of International Education Inc. Project, 5.125%, 9/01/16	1,460,000	1,464,468
USTA National Tennis Center Inc. Project, Series A, AGMC Insured, 5.00%, 11/15/19	1,000,000	1,001,750
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Assured Guaranty, zero cpn., 3/01/21	10,150,000	7,716,030
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution,
Refunding, Series EE, 5.00%,
6/15/28	8,000,000	8,717,680
6/15/29	10,000,000	10,777,100

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin New York Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL RE, FGIC Insured, 5.00%, 7/15/18	550,000	610,346
Fiscal 2009, Series S-3, 5.00%, 1/15/22	11,865,000	13,263,409
Fiscal 2009, Series S-4, 5.00%, 1/15/20	1,000,000	1,135,570
Fiscal 2012, Series S-1, Sub Series S-1A, 5.00%, 7/15/26	9,020,000	9,876,990
New York City Transitional Finance Authority Revenue, Future Tax Secured,
New York City Recovery, Sub Series 13, 5.00%, 11/01/22	6,800,000	7,909,692
Subordinate, Refunding, Series B, 5.00%, 11/01/22	110,000	120,582
Subordinate, Refunding, Series B, 5.00%, 11/01/23	6,340,000	6,922,075
Subordinate, Refunding, Series E, 4.50%, 11/01/19	10,000,000	11,491,200
Subordinate, Series A, Sub Series A-1, 5.00%, 5/01/22	10,000,000	11,349,600
Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/22	50,000	57,078
Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/23	3,095,000	3,533,097
Subordinate, Series E, Sub Series E-1, 5.00%, 2/01/23	5,000,000	5,723,450
New York City Trust for Cultural Resources Revenue,
Museum of Modern Art, Refunding, Series One-A, 5.00%, 10/01/17	5,000,000	5,733,550
Whitney Museum of American Art, 5.00%, 7/01/21	8,000,000	9,055,520
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/20	5,775,000	6,075,242
New York State Dormitory Authority Lease Revenue,
Master Boces Program, Delaware Chenango Madison Otsego Board of Cooperative Educational Services Issue, XLCA
Insured, 5.00%, 8/15/21	5,340,000	5,790,055
Master Boces Program, The Sole Supervisory District of Madison and Oneida Counties Issue, AGMC Insured, 5.25%,
8/15/19	1,000,000	1,002,300
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/26	8,000,000	8,771,600
New York State Dormitory Authority Revenue, Department of Health, Refunding, 5.25%,
7/01/16	500,000	511,565
7/01/17	5,000,000	5,109,700
New York State Dormitory Authority Revenues,
Department of Health, Refunding, 5.00%, 7/01/19	3,740,000	3,808,292
Department of Health, Refunding, Sub Series 2, NATL RE, FGIC Insured, 5.00%, 7/01/18	5,000,000	5,102,150
Hospital Insured Mortgage, Series A, AGMC Insured, 5.25%, 8/15/15	4,320,000	4,450,118
Insured Mortgage Hospital, Maimonides Medical Center, NATL Insured, Pre-Refunded, 5.00%, 8/01/17	1,720,000	1,766,664
Insured Mortgage Hospital, Maimonides Medical Center, NATL Insured, Pre-Refunded, 5.00%, 8/01/19	1,895,000	1,946,411
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	8,125,000	9,646,650
Mortgage Hospital, Montefiore Medical Center, NATL RE, FGIC Insured, 5.00%, 2/01/18	2,975,000	3,069,575
Municipal Health Facilities Improvement Program, Lease, New York City Issue, Series 1, 4.00%, 1/15/21	13,510,000	14,326,004
New York University, Series 1, AMBAC Insured, 5.50%, 7/01/18	500,000	587,880
Non-State Supported Debt, Bishop Henry B. Hucles Nursing Home Inc., 5.00%, 7/01/24	4,765,000	4,975,375
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Refunding, Series 1, 5.00%, 7/01/23	1,250,000	1,415,925
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%,
7/01/19	2,500,000	2,730,150
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%,
7/01/20	3,670,000	3,956,627
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%, 7/01/19	1,500,000	1,712,595
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A, 5.00%, 7/01/21	3,000,000	3,351,240
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.375%, 5/15/21	1,980,000	2,034,212
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.50%, 5/15/22	2,000,000	2,041,160
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.625%, 5/15/23	2,000,000	2,028,900
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding,
Series A, 3.75%, 5/15/24	2,000,000	2,025,940
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Series 2, Sub
Series 2-2, 5.00%, 1/15/21	6,675,000	7,310,193
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/23	7,400,000	8,355,044
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/23	2,000,000	2,206,760
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/23	2,000,000	2,103,400
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/19	5,000,000	5,689,600
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/20	11,695,000	13,025,189
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/16	2,910,000	3,220,904
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/17	2,825,000	3,197,674
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19	1,250,000	1,430,638
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%, 7/01/24	2,750,000	3,035,725
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 4.00%, 7/01/26	4,000,000	4,043,080

Franklin New York Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)
Non-State Supported Debt, School District Bond Financing Program, Series C, Assured Guaranty, 7.25%, 10/01/28	7,615,000	8,941,609
Non-State Supported Debt, School Districts Bond Financing Program, Series A, 5.00%, 10/01/24	7,055,000	7,837,117
Non-State Supported Debt, School Districts Bond Financing Program, Series A, AGMC Insured, 5.00%, 10/01/23	6,425,000	7,160,020
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, AGMC Insured, 5.00%,
10/01/18	7,495,000	8,660,098
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, AGMC Insured, 5.00%,
10/01/19	4,000,000	4,605,000
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, AGMC Insured, 5.00%,
10/01/23	14,280,000	15,762,121
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A, Assured Guaranty, 5.00%,
10/01/24	5,000,000	5,383,750
Non-State Supported Debt, St. John's University, Series A, NATL Insured, 5.00%, 7/01/24	1,000,000	1,059,940
Non-State Supported Debt, Student Housing Corp., NATL RE, FGIC Insured, 5.25%, 7/01/22	1,250,000	1,342,875
Non-State Supported Debt, University of Rochester, Series A-1, 5.00%, 7/01/22	500,000	548,760
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL RE, FGIC Insured, 5.50%, 7/01/22	10,000,000	11,869,000
Secondarily Insured, City University, Consolidated Fifth General Resources, Refunding, Series B, BHAC Insured, 5.00%,
7/01/21	10,160,000	11,461,598
Secured Hospital, Catskill Regional Medical Center, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 2/15/18	2,300,000	2,428,524
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL RE, FGIC Insured,
5.50%, 7/01/22	9,240,000	10,966,956
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured, 5.00%, 7/01/21	1,980,000	2,105,492
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured, 5.00%, 7/01/22	1,730,000	1,831,897
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/19	5,455,000	6,200,262
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/20	3,490,000	3,885,173
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/21	5,460,000	6,035,484
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/19	15,000	17,607
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/20	10,000	11,738
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%,
2/15/21	15,000	17,607
State Supported Debt, Mental Health Services Facilities Improvement, Series E, NATL RE, FGIC Insured, 5.00%, 2/15/15	1,245,000	1,309,690
State Supported Debt, State University Educational Facilities Issue, Third General Resolution, Refunding, Series A, NATL
RE, FGIC Insured, 5.50%, 5/15/21	7,000,000	8,218,210
State Supported Debt, State University Educational Facilities Issue, Third General Resolution, Refunding, Series A, NATL
RE, FGIC Insured, 5.50%, 5/15/24	7,790,000	9,133,541
University of Rochester, Series A, Pre-Refunded, 5.25%, 7/01/21	500,000	512,310
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Series D, 5.00%, 3/15/14	1,000,000	1,009,660
Education, Series F, 5.00%, 3/15/23	50,000	52,338
Education, Series F, Pre-Refunded, 5.00%, 3/15/23	950,000	1,003,656
Refunding, Series A, 5.00%, 2/15/21	7,120,000	8,165,786
Series A, Pre-Refunded, 5.00%, 2/15/21	15,000	17,736
New York State Environmental Facilities Corp. State Personal Income Tax Revenue, Series A, 5.00%, 12/15/21	1,115,000	1,280,120
New York State GO, Series E, 3.25%, 12/15/26	10,520,000	10,141,385
New York State Local Government Assistance Corp. Revenue,
Refunding, Series E, FGIC Insured, 5.00%, 4/01/21	7,840,000	9,039,363
senior lien, Refunding, Series B-C/D, 5.00%, 4/01/20	5,000,000	5,758,150
New York State Municipal Bond Bank Agency Revenue, Series C, Sub Series C1, Assured Guaranty, 5.00%,
2/15/20	5,705,000	6,563,945
2/15/21	5,790,000	6,535,115
2/15/22	4,615,000	5,115,635
New York State Thruway Authority General Revenue,
Series F, AMBAC Insured, 5.00%, 1/01/22	6,535,000	6,768,496
Series I, 5.00%, 1/01/25	5,000,000	5,471,200
New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Second General,
Refunding, Series B, AMBAC Insured, 5.00%, 4/01/21	5,000,000	5,367,600
Series B, 5.00%, 4/01/18	5,000,000	5,723,650
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/20	5,000,000	5,762,050
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Series A, 5.00%, 4/01/23	5,000,000	5,558,650
Series A, NATL Insured, Pre-Refunded, 5.00%, 4/01/22	1,000,000	1,011,610
Series B, 5.00%, 4/01/21	5,000,000	5,649,050
New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A, 5.00%,
3/15/21	10,000,000	11,340,000

Franklin New York Tax-Free Trust

Statement of Investments, December 31, 2013 (unaudited) (continued)
3/15/26	5,000,000	5,472,950
New York State Urban Development Corp. Revenue,
Corporate Purpose, sub. lien, Series A, 5.125%, 1/01/22	885,000	900,089
Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19	10,000,000	11,840,800
Service Contract, Refunding, Series A, Sub Series A-2, 5.00%, 1/01/22	7,650,000	8,553,695
Service Contract, Refunding, Series C, 5.00%, 1/01/22	7,410,000	8,148,555
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1, 5.00%, 12/15/22	1,500,000	1,711,485
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1, 5.00%, 12/15/23	2,500,000	2,817,300
State Personal Income Tax, State Facilities and Equipment, Series B, AGMC Insured, Pre-Refunded, 5.00%, 3/15/21	1,000,000	1,057,720
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty, 4.00%, 10/01/19	12,300,000	13,286,706
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, Build America Mutual Assurance, 5.00%,
7/15/29	7,060,000	7,414,694
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%, 10/01/16	12,000,000	13,288,680
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/28	12,000,000	12,081,840
Suffolk County GO, Refunding,
Series A, 5.00%, 4/01/19	3,435,000	3,865,302
Series A, 5.00%, 4/01/20	2,240,000	2,475,267
Series B, AGMC Insured, 5.25%, 5/01/15	100,000	106,181
Syracuse GO, Public Improvement, Refunding, Series B, Assured Guaranty, 4.00%,
4/15/16	1,440,000	1,544,040
4/15/18	1,050,000	1,147,976
Triborough Bridge and Tunnel Authority Revenues,
General, Refunding, Series A, 5.00%, 1/01/27	10,000,000	10,906,200
Refunding, Sub Series A, Build America Mutual Assurance, 5.00%, 11/15/24	10,710,000	12,009,444
Ulster County GO, Public Improvement, Refunding, 5.00%,
11/15/24	2,600,000	2,911,584
11/15/28	2,995,000	3,247,868
Webster Central School District GO, Refunding, AGMC Insured, 5.00%, 6/15/14	500,000	510,860
Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%, 5/01/19	1,525,000	1,582,615
Yonkers GO,
Series A, AGMC Insured, 5.00%, 10/01/24	1,000,000	1,057,780
Series E, NATL Insured, 5.00%, 12/01/14	750,000	779,798
		839,353,100
U.S. Territories 4.9%
Puerto Rico 3.4%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.00%,
7/01/16	5,190,000	5,250,567
Puerto Rico Commonwealth GO, Public Improvement, Assured Guaranty, 5.25%, 7/01/18	1,820,000	1,831,557
Puerto Rico Commonwealth Highways and Transportation Authority Grant Anticipation Revenue, NATL Insured, Pre-
Refunded, 5.00%, 9/15/17	1,000,000	1,009,230
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue, Refunding, Series N, Assured
Guaranty, 5.50%, 7/01/21	4,000,000	4,002,400
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding, Series C, BHAC Insured,
5.50%, 7/01/20	11,550,000	12,837,479
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series NN, NATL Insured, 5.25%, 7/01/22	1,000,000	894,740
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Ana G.
Mendez University System Project, 5.00%,
3/01/16	2,000,000	1,957,640
3/01/21	2,555,000	2,118,810
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series I, Pre-Refunded, 5.25%, 7/01/33	10,000	10,244
Puerto Rico Sales Tax FICO Sales Tax Revenue, Senior Series C, 5.00%, 8/01/22	1,500,000	1,470,285
		31,382,952
U.S. Virgin Islands 1.5%
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien,
AGMC Insured, 5.00%, 10/01/29	5,000,000	5,076,750
Refunding, Series B, 5.00%, 10/01/19	7,850,000	8,619,300
		13,696,050
Total U.S. Territories		45,079,002
Total Municipal Bonds before Short Term Investments (Cost $854,001,540)		884,432,102
Short Term Investments 0.6%
Municipal Bonds 0.6%
New York 0.6%
[a]New York City GO, Fiscal 2008, Series L, Sub Series L-6, Daily VRDN and Put, 0.01%, 4/01/32	2,600,000	2,600,000

Franklin New York Tax-Free Trust
Statement of Investments, December 31, 2013 (unaudited) (continued)
[a]Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, Daily VRDN and Put, 0.03%, 12/01/37	2,900,000	2,900,000
Total Short Term Investments (Cost $5,500,000)		5,500,000
Total Investments (Cost $859,501,540) 97.4%		889,932,102
Other Assets, less Liabilities 2.6%		23,753,943
Net Assets 100.0%		$913,686,045

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BHAC	-	Berkshire Hathaway Assurance Corp.
CIFG	-	CDC IXIS Financial Guaranty
EDC	-	Economic Development Corp.
FGIC	-	Financial Guaranty Insurance Co.
FICO	-	Financing Corp.
GO	-	General Obligation
HDC	-	Housing Development Corp.
IDA	-	Industrial Development Authority/Agency
IDAR	-	Industrial Development Authority Revenue
IDC	-	Industrial Development Corp.
MFHR	-	Multi-Family Housing Revenue
MTA	-	Metropolitan Transit Authority
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PFAR	-	Public Financing Authority Revenue
XLCA	-	XL Capital Assurance

Franklin New York Tax-Free Trust

Notes to Statement of Investments (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

1. ORGANIZATION

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin New York Intermediate-Term Tax-Free Income Fund (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At December 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$859,492,087

Unrealized appreciation	$40,509,956
Unrealized depreciation	(10,069,941)
Net unrealized appreciation (depreciation)	$30,440,015

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2013, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 27, 2014

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 27, 2014